UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2019

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
SELECT FUNDS

2019 ANNUAL REPORT

December 31, 2019

U.S. GOVERNMENT MONEY MARKET SELECT FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

U.S. GOVERNMENT MONEY MARKET SELECT FUND

You could lose money by investing in the American Beacon U.S. Government Money Market Select Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	December 31, 2019

President’s Message

Dear Shareholders,

In recent months, you’ve likely seen and heard news reports about disruptive headwinds in the global economy – including the U.S. trade war with China and its toll on the global economy, slowing global growth, the Federal Reserve’s series of rate cuts, Brexit, disruptions in the Middle East and protests in Hong Kong – and watched a flood of reaction in the world’s markets.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Select Funds

Market Overview

December 31, 2019 (Unaudited)

After a tumultuous end to 2018, the financial markets recovered nicely during 2019. Although many of the headwinds that plagued investor sentiment in the fourth quarter of 2018 remained – including U.S.-China trade uncertainty, no resolution on Brexit and a continued slowdown in global growth – the markets took solace in solid domestic economic growth and a more accommodative Federal Reserve (the “Fed”).

U.S.-China trade relations dominated the headlines throughout the year. After many starts and stops, the two countries finally reached an agreement on the first phase of a trade deal in December. Equity markets rose on the positive trade news and the yield curve steepened, reflecting expectations for stronger growth and potentially higher inflation. When all was said and done, the year ended with stock markets near record highs and the U.S. Treasury curve steeper but lower than where it began the year.

The U.S. economy continued to grow in 2019, breaking the record for the longest domestic expansion in history. Although trade uncertainty resulted in a contraction in manufacturing, steady growth in the services sector helped to offset the slowdown. Consumer spending remained resilient, buoyed by strong labor market conditions. The U.S. added an average of 176,000 jobs per month during the year, while the unemployment rate fell from 3.9% at the end of 2018 to a half-century low of 3.5% by the end of 2019. Job security kept confidence high and allowed consumers to shrug off trade uncertainty. Activity in the housing market continued to pick up steam as financially secure Americans caught the home-buying bug. While existing home sales were constrained by lean inventories, solid demand boosted new home sales and housing starts.

Although the U.S. economy continued to roll, global growth remained lackluster. China’s economy languished as the trade dispute took its toll on exports, and national demand stayed sluggish. Economic growth stalled in Europe, too, led by a slump in German manufacturing. The U.K. also continued to flounder under Brexit uncertainty and political turmoil. Japan did not fare any better, as weakness in manufacturing and exports – particularly to China – continued to hinder growth despite significant government support to prop up the economy.

The International Monetary Fund (“IMF”) global growth forecast for 2019 was recently revised down to 2.9%; however, the institution expects a modest rebound in growth in 2020 as the de-escalation of tensions between the U.S. and China leads to a recovery in trade and investment. In addition, the IMF expects central banks to keep supporting their respective economies, which should help to further stabilize growth and buoy financial conditions.

The Fed continued to do its part to support domestic growth during the year. After raising rates in 2018, the Federal Open Market Committee (“FOMC”) reversed course in 2019 and embarked on what it deemed a “mid-cycle adjustment” to monetary policy. The Fed cut interest rates by 25 basis points at each of the July, September and October FOMC meetings, resulting in a target federal funds range of 1.50% to 1.75%. While FOMC members acknowledged that domestic growth remained solid, they cited slowing global growth and trade uncertainty as reasons for the change in policy. After the October rate cut, the Fed signaled a break in the easing cycle by indicating that the current stance of monetary policy was likely to remain appropriate. Markets reacted favorably to the news as Federal Reserve Board Chair Jerome Powell did a good job effectively communicating the pause while emphasizing that the Fed stands ready to act if the economic outlook deteriorates. Following this guidance, the Fed held rates steady at the December FOMC meeting, and the dot-plot forecast suggested that a majority of FOMC members expected rates to remain unchanged throughout 2020.

While the Fed may be taking a pause in cutting rates, they have not fully taken their foot off the accelerator. The Fed resumed balance sheet expansion in October in response to a demand for bank reserves. Short-term borrowing rates surged at the end of the third quarter due to a liquidity crunch in overnight repurchase markets. To avoid another such episode, the Fed began conducting a series of repo operations to help ensure funding for overnight loans stayed within the federal funds target range. In addition, the FOMC announced on October 11 that the Fed would begin purchasing Treasury bills at a pace of $60 billion per month to help ensure ample reserves. The purchases are expected to continue through the second quarter of 2020 as the Fed tries to calibrate the appropriate level of reserves that banks require to function properly. Although Mr. Powell reiterated that these purchases were not another round of quantitative easing, the markets viewed the additional liquidity as a sign of further stimulus.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2019 (Unaudited)

The labor market continued to be a bright spot during 2019. The unemployment rate improved from 3.9% at the end of 2018 to 3.5% by the end of the year. In addition, trade tensions with China diminished towards the end of the year as the first phase of the trade agreement is expected to be signed in January. Also, the Federal Reserve Bank (“Fed”) reversed course during the year and lowered the fed funds target three times. As a result, equity markets rallied and ended the year at new highs. As we head into 2020, it appears the Fed will be on hold for the foreseeable future while monitoring economic developments to determine appropriate monetary policy.

At the July Federal Open Market Committee (“FOMC”) meeting, the Fed lowered the fed funds rate for the first time in 2019 by 25 basis points (0.25%) to a target range of 2.00%-2.25%. The Fed continued to lower the fed funds rate by 25 basis points at the next two FOMC meetings, bringing the fed funds target range to 1.50%-1.75% in October, which is where it remained the rest of the year. The language coming out of the FOMC indicates they think we are in a good place now and don’t anticipate additional monetary changes any time soon.

During the year, the American Beacon U.S. Government Money Market Select Fund’s primary strategy was to buy fixed rate agencies/treasuries, floating rate agencies along with overnight repurchase agreements. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2019, the total return of the American Beacon U.S. Government Money Market Select Fund was 2.13%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.84% by 29 basis points (0.29%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 5th among 220, 5th among 155 and 6th among 144 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2019, respectively.

Total Returns for the Period ended December 31, 2019

Total Returns for the Period Ended December 31, 2019

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2009- 12/31/2019
U.S. Government Money Market Select Fund (1,3)	AAOXX	2.13%	1.56%	0.99%	0.53%	$10,539
Lipper Institutional U.S. Government Money Market Average (2)		1.84%	1.27%	0.79%	0.40%	$10,417

Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

1.

A portion of the fees charged to the Fund was waived from Fund inception to 2014, and a portion was partially recovered in 2016. Performance prior to waiving fees was lower than the actual returns shown for the 5-year and 10-year periods.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2019 (Unaudited)

2.

The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

3.

The Total Annual Fund Operating Expense ratio set forth in the most recent Fund prospectus was 0.13%. The expense ratio may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Fund Statistics as of December 31, 2019
7-day Current Yield*	1.52%
7-day Effective Yield*	1.53%
Weighted Average Maturity	22 Days
Weighted Average Life	117 Days
Standard & Poor’s Rating**	AAAm

Asset Allocation as of December 31, 2019 (% of net assets)
U.S. Government Agency Obligations	59.7
Government Agency Repurchase Agreements	39.4
U.S. Treasury Obligations	0.6
Investment Companies	0.3

Effective Maturity Distribution (%)
1 to 7 Days	51.3
8 to 30 Days	28.2
31 to 90 Days	14.9
91 to 185 Days	5.6

*

Annualized Yield is a more accurate reflection of the Fund’s current earnings than total return. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized.

The seven day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

**

Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

December 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon U.S. Government Money Market Select Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Select Class
Actual	$1,000.00	$1,009.60	$0.71
Hypothetical**	$1,000.00	$1,024.50	$0.71

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.14% for the Select Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon U.S. Government Money Market Select FundSM

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Beacon U.S. Government Money Market Select Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of American Beacon U.S. Government Money Market Select Fund (the “Fund”) (the only fund constituting American Beacon Select Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more American Beacon investment companies since 1987.

Dallas, Texas

February 28, 2020

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2019

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 99.96%

U.S. Government Agency Obligations - 59.70%
Federal Farm Credit Banks,
1.580%, Due 2/5/2020, (U.S. Federal Funds Rate + 0.030%)A	$15,000,000	$14,999,928
1.670%, Due 2/18/2020, (U.S. Federal Funds Rate + 0.120%)A	20,000,000	19,999,805
1.719%, Due 2/28/2020, (3-mo. USD LIBOR - 0.190%)A	10,000,000	10,000,000
1.705%, Due 4/15/2020, (1-mo. USD LIBOR - 0.035%)A	10,000,000	10,000,000
1.755%, Due 5/29/2020, (1-mo. USD LIBOR - 0.050%)A	10,000,000	9,999,792
1.755%, Due 7/20/2020, (1-mo. USD LIBOR - 0.010%)A	10,000,000	9,999,454
1.703%, Due 8/6/2020, (3-mo. USD LIBOR - 0.205%)A	10,000,000	9,995,252
1.765%, Due 9/10/2020, (1-mo. USD LIBOR + 0.050%)A	5,000,000	4,999,907
1.827%, Due 1/26/2021, (1-mo. USD LIBOR + 0.035%)A	10,000,000	9,998,546
1.845%, Due 1/28/2021, (1-mo. USD LIBOR + 0.040%)A	10,000,000	10,000,000
1.856%, Due 2/1/2021, (1-mo. USD LIBOR + 0.075%)A	5,000,000	4,999,987
1.670%, Due 2/9/2021, (U.S. Federal Funds Rate + 0.120%)A	5,000,000	4,999,548
1.790%, Due 2/16/2021, (1-mo. USD LIBOR + 0.050%)A	10,000,000	9,995,237
1.826%, Due 3/1/2021, (1-mo. USD LIBOR + 0.045%)A	10,000,000	9,999,640
1.875%, Due 4/21/2021, (1-mo. USD LIBOR + 0.090%)A	10,000,000	10,000,000
1.764%, Due 5/5/2021, (1-mo. USD LIBOR + 0.060%)A	10,000,000	9,995,890
1.776%, Due 5/13/2021, (1-mo. USD LIBOR + 0.035%)A	20,000,000	19,999,452
1.815%, Due 6/28/2021, (1-mo. USD LIBOR + 0.010%)A	13,900,000	13,892,406
1.740%, Due 7/16/2021B	8,475,000	8,467,984
1.905%, Due 7/28/2021, (1-mo. USD LIBOR + 0.100%)A	10,000,000	10,000,000
Federal Home Loan Banks,
1.715%, Due 1/3/2020	6,300,000	6,299,410
1.734%, Due 1/8/2020	10,000,000	9,996,689
1.731%, Due 1/15/2020	5,000,000	4,996,694
2.048%, Due 1/17/2020	12,000,000	11,989,333
1.695%, Due 1/22/2020	4,270,000	4,265,853
2.074%, Due 1/22/2020	5,000,000	4,994,097
1.720%, Due 1/23/2020, (1-mo. USD LIBOR - 0.065%)A	10,000,000	10,000,000
1.669%, Due 1/24/2020	5,000,000	4,994,761
1.680%, Due 1/24/2020	20,000,000	19,978,917
2.100%, Due 1/29/2020	5,000,000	4,992,028
1.598%, Due 2/7/2020	13,122,000	13,100,826
1.916%, Due 2/7/2020	4,375,000	4,366,569
1.601%, Due 2/11/2020	10,000,000	9,982,063
1.603%, Due 2/12/2020	10,000,000	9,981,625
1.597%, Due 2/19/2020	5,000,000	4,989,322
1.639%, Due 2/26/2020	5,000,000	4,987,478
1.617%, Due 3/6/2020	6,800,000	6,780,478
1.629%, Due 3/9/2020	5,000,000	4,984,889
1.586%, Due 3/10/2020	7,300,000	7,278,173
1.598%, Due 3/11/2020	10,000,000	9,969,472
1.600%, Due 3/20/2020	6,800,000	6,776,572
1.613%, Due 3/20/2020	5,000,000	4,982,609
1.615%, Due 4/15/2020	5,000,000	4,976,885
1.616%, Due 4/27/2020	10,000,000	9,948,488
1.634%, Due 5/6/2020	10,000,000	9,944,000
1.729%, Due 5/8/2020, (3-mo. USD LIBOR - 0.175%)A	5,890,000	5,889,913
1.605%, Due 5/13/2020	5,000,000	4,970,999
1.644%, Due 5/13/2020	5,000,000	4,970,260
1.615%, Due 6/26/2020	5,000,000	4,961,158
1.655%, Due 3/12/2021, (SOFR + 0.115%)A	5,000,000	4,999,690
1.615%, Due 6/11/2021, (SOFR + 0.075%)A	5,000,000	4,993,146
1.615%, Due 7/8/2021, (SOFR + 0.075%)A	7,300,000	7,289,482
Federal Home Loan Mortgage Corp.,
1.674%, Due 1/22/2020	6,667,000	6,660,606
1.654%, Due 3/27/2020	5,000,000	4,980,650
1.592%, Due 4/17/2020	5,000,000	4,976,817
1.991%, Due 1/21/2020	10,000,000	9,989,167

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2019

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 99.96% (continued)

U.S. Government Agency Obligations - 59.70% (continued)
Federal National Mortgage Association, 1.580%, Due 1/29/2021, (SOFR + 0.040%)A	$5,000,000	$4,995,691

Total U.S. Government Agency Obligations (Cost $477,577,638)		477,577,638

U.S. Treasury Obligations - 0.62% (Cost $4,993,796)
U.S. Treasury Bill, 2.080%, Due 1/23/2020	5,000,000	4,993,796

	Shares

Investment Companies - 0.26%
BlackRock Liquidity Federal Fund, Institutional Class, 1.53%C	130,308	130,308
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.52%C	1,964,598	1,964,598

Total Investment Companies (Cost $2,094,906)		2,094,906

	Principal Amount

Government Agency Repurchase Agreements - 39.38%
Bank of America, N.A., 1.550%, Acquired on 12/31/2019, Due 1/2/2020, at $150,000,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation, Valued at $153,000,000, 4.000%, 2/1/2045)	$150,000,000	150,000,000
Goldman Sachs & Co., 1.520%, Acquired on 12/31/2019, Due 1/2/2020, at $40,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $40,800,000, 3.500%-4.000%, 10/1/2029-1/1/2048)	40,000,000	40,000,000
RBC Capital Markets LLC, 1.550%, Acquired on 12/31/2019, Due 1/2/2020, at $125,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $127,500,000, 2.500%-5.500%, 11/1/2023-04/20/2067)	125,000,000	125,000,000

Total Government Agency Repurchase Agreements (Cost $315,000,000)		315,000,000

Total Short-Term Investments (Cost $799,666,340)		799,666,340

TOTAL INVESTMENTS - 99.96% (Cost $799,666,340)		799,666,340
OTHER ASSETS, NET OF LIABILITIES - 0.04%		291,620

TOTAL NET ASSETS - 100.00%		$799,957,960

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2019.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

C 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2019

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$-	$477,577,638	$-	$477,577,638
U.S. Treasury Obligations	-	4,993,796	-	4,993,796
Investment Companies	2,094,906	-	-	2,094,906
Government Agency Repurchase Agreements	-	315,000,000	-	315,000,000

Total Investments in Securities - Assets	$2,094,906	$797,571,434	$-	$799,666,340

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Assets and Liabilities

December 31, 2019

Assets:
Investments in securities, at amortized cost†	$484,666,340
Repurchase agreements, at cost#	315,000,000
Dividends and interest receivable	349,966
Receivable for fund shares sold	219,281
Prepaid expenses	30,428

Total assets	800,266,015

Liabilities:
Payable for fund shares redeemed	4
Dividends payable	105,108
Management and sub-advisory fees payable (Note 2)	79,666
Transfer agent fees payable (Note 2)	1,732
Custody and fund accounting fees payable	26,414
Professional fees payable	56,868
Registration fees payable	33,543
Payable for prospectus and shareholder reports	4,720

Total liabilities	308,055

Net assets	$799,957,960

Analysis of net assets:
Paid-in-capital	$799,957,872
Total distributable earnings (deficits)	88

Net assets	$799,957,960

Shares outstanding at no par value (unlimited shares authorized)	799,957,879
Net assets	$799,957,960
Net asset value, offering and redemption price per share	$1.00

† Cost of investments in securities	$484,666,340
# Cost of repurchase agreements	$315,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Operations

For the year ended December 31, 2019

Investment income:
Dividend income from unaffiliated securities	$328,265
Interest income	26,223,443

Total investment income	26,551,708

Expenses:
Management and sub-advisory fees (Note 2)	1,174,746
Transfer agent fees	34,918
Custody and fund accounting fees	123,262
Professional fees	105,042
Registration fees and expenses	16,176
Prospectus and shareholder report expenses	16,736
Trustee fees (Note 2)	53,778
Other expenses	36,432

Total expenses	1,561,090

Net investment income	24,990,618

Realized gain (loss):
Net realized gain from:
Investments in unaffiliated securities	4,633

Net gain from investments	4,633

Net increase in net assets resulting from operations	$24,995,251

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$24,990,618	$26,272,017
Net realized gain (loss) from investments in unaffiliated securities	4,633	(10,618)

Net increase in net assets resulting from operations	24,995,251	26,261,399

Distributions to shareholders:
Total retained earnings	(24,995,251)	(26,261,399)

Net distributions to shareholders	(24,995,251)	(26,261,399)

Capital share transactions (Note 8):
Proceeds from sales of shares	7,103,976,045	7,310,614,650
Reinvestment of dividends and distributions	21,132,578	21,085,743
Cost of shares redeemed	(7,236,873,197)	(7,862,642,518)

Net (decrease) in net assets from capital share transactions	(111,764,574)	(530,942,125)

Net (decrease) in net assets	(111,764,574)	(530,942,125)

Net assets:
Beginning of period	911,722,534	1,442,664,659

End of period	$799,957,960	$911,722,534

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

1.  Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2019, the Trust consists of one active series, which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018, and has been updated accordingly with no material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Interest income for the Fund is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined based on specific lot identification.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, are accrued daily and paid monthly. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of the Fund’s average daily net assets. Management fees paid by the Fund for the year ended December 31, 2019 were $1,174,746.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the Fund to the extent that total operating expenses exceeded the Fund’s historical expense caps. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended December 31, 2019 there were no waived fees, expenses reimbursed, or recouped expenses.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2019, 90% of the Fund’s outstanding shares were held by affiliated American Beacon Funds.

3.  Security Valuation and Fair Value Measurements

The Fund values its investments and computes the NAV per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of 1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

4.  Securities and Other Investments

Other Government Money Market Fund Securities

The Fund, at times, may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities collateral (if held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with counterparties who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements typically include U.S. Government and agency securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements that are collateralized fully and that the Manager deems to be with counterparties who are creditworthy without consideration of the value of the collateral.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

As of December 31, 2019, the Fund had investments in repurchase agreements with a gross value of $315,000,000 as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the Act. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support is downgraded or their credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. Generally, the value of investments with interest rate risk will move in the opposite direction to movements in interest rates. When interest rates go up, the market values of previously issued money market

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of the Fund’s Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom’s vote to leave the European Union, the risk of a “trade war” between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Related Securities Risk

Mortgage-related and asset-backed securities are subject to market risks for fixed-income securities, which include, but are not limited to: credit risk, interest rate risk, prepayment risk and extension risk. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by the Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. Moreover, declines in the credit quality of the issuers of mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. Additionally, certain mortgage-related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those Funds.

Redemption Risk

The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in securities issued by government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘GNMA’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Offsetting Assets and Liabilities

The Fund is party to Master Repurchase Agreements (“Master Repo Agreements”) that govern transactions between the Fund and selected counterparties. The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Fund has elected not to offset qualifying financial instruments on the Statement of Assets and Liabilities, as such financial instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2019.

Counterparty	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(1)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Bank of America, N.A.	$150,000,000	$(150,000,000)	$-	$-	$-
Goldman Sachs & Co.	40,000,000	(40,000,000)	-	-	-
RBC Capital Markets LLC	125,000,000	(125,000,000)	-	-	-

	$315,000,000	$(315,000,000)	$-	$-	$-

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $321,300,000 has been received in connection with these transactions.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Distributions paid from:

Ordinary income*	$24,995,251	$26,261,399

Total distributions paid	$24,995,251	$26,261,399

* For tax purposes, short-term gains are considered ordinary income distributions.

As of December 31, 2019 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Select	$799,666,340	$–	$–	$–

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
U.S. Government Money Market Select	$–	$6,287	$–	$(5,985)	$(214)	$88

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2019, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
U.S. Government Money Market Select	$4,440	$1,545

7.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2019

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2019, the Fund did not utilize this facility.

8.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund:

	Select Class
	Year Ended December 31,
	2019		2018
U.S. Government Money Market Select Fund	Shares	Amount	Shares	Amount
Shares sold	7,103,976,044	$7,103,976,045	7,310,614,650	$7,310,614,650
Reinvestment of dividends	21,132,578	21,132,578	21,085,743	21,085,743
Shares redeemed	(7,236,873,197)	(7,236,873,197)	(7,862,642,518)	(7,862,642,518)

Net (decrease) in shares outstanding	(111,764,575)	$(111,764,574)	(530,942,125)	$(530,942,125)

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.02		0.02		0.01		0.00	A	0.00	A
Net gains on investments (both realized and unrealized)	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income (loss) from investment operations	0.02		0.02		0.01		0.00		0.00

Less distributions:
Dividends from net investment income	(0.02)		(0.02)		(0.01)		0.00	A	0.00	A
Distributions from net realized gains	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total distributions	(0.02)		(0.02)		(0.01)		0.00		0.00

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total returnB	2.13%		1.75%		0.80%		0.28%		0.02%

Ratios and supplemental data:
Net assets, end of period	$799,957,960		$911,722,534		$1,442,664,659		$1,442,114,543		$241,630,035
Ratios to average net assets:
Expenses, before reimbursements	0.13%		0.13%		0.13%		0.13%		0.14%
Expenses, net of reimbursements	0.13%		0.13%		0.13%		0.13%		0.14%
Net investment income, before expense reimbursements	2.13%		1.72%		0.81%		0.29%		0.01%
Net investment income, net of reimbursements	2.13%		1.72%		0.81%		0.29%		0.02%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Federal Tax Information

December 31, 2019 (Unaudited)

Certain tax information regarding the Fund are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended December 31, 2019. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2019.

The Fund designated the following items with regard to distributions paid during the fiscal year ended December 31, 2019. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Short-Term Capital Gain Distributions:

U.S. Government Money Market Select Fund	$-

Of the ordinary dividends paid to the shareholders of the Fund during the tax year ended December 31, 2019, 3.77% were derived from U.S. Treasury Obligations.

Shareholders will receive notification in January 2020 of the applicable tax information necessary to prepare their 2019 income tax returns.

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

The Trustees and officers of the American Beacon Select Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-six funds in the fund complex that includes the Trust, the American Beacon Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund, American Beacon Apollo Total Return Fund and the American Beacon Sound Point Alternative Lending Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (83)	Trustee since 1999	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Funds (1996-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (50)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Joseph B. Armes (57)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-2017) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Gerard J. Arpey (61)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (59)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End and Open-End Funds and ETFs (2017-Present); Trustee, American Beacon Funds (2004-Present); ; Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Eugene J. Duffy (65)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Trustee, American Beacon Funds (2008-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Claudia A. Holz (62)	Trustee since 2018	Partner, KPMG LLP (1990–2017); Trustee, American Beacon Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Douglas A. Lindgren (58)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Trustee, American Beacon Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Richard A. Massman (76)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Barbara J. McKenna, CFA (56)	Trustee since 2012	President/Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

R. Gerald Turner (74)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Funds (2001-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018 – Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present); Trustee, American Beacon Sound Point Alternative Lending Fund (2019-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (65)	President since 2009	President (2009-2018), CEO and Director (2009–Present), and Chairman (2018-Present), American Beacon Advisors, Inc., President (2015-2018), Director and CEO (2015–Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present),Resolute Topco, Inc.; President (2015-2018); Director, and CEO (2015-Present), and Chairman (2018-Present), Resolute Acquisition, Inc.; President (2015-2018), Director and CEO (2015-Present), Chairman (2018-Present), Resolute Investment Managers, Inc.; Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2017-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present);Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Funds (2009-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); Director, RSW Investments Holdings LLC, (2019-Present); Manager, SSI Investment Management, LLC (2019-Present); President, American Beacon Sound Point Alternative Lending Fund (2019-Present); Director, Green Harvest Asset Management (2019-Present); Director, National Investment Services of America, LLC (2019–Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (60)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2017-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary and General Counsel, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Alternative Lending Fund (2019-Present); Secretary, Green Harvest Asset Management (2019-Present).

Brian E. Brett (59)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Senior Vice President, Resolute Investment Services, Inc. (2018-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present); Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Paul B. Cavazos (50)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017–Present); Vice President, American Beacon Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present); Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Erica Duncan (49)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present); Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (58)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Treasurer, American Beacon Funds (2010-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present); Treasurer, American Beacon Sound Point Alternative Lending Fund (2019-Present); Treasurer, Green Harvest Asset Management (2019-Present).

Terri L. McKinney (56)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present); Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Jeffrey K. Ringdahl (44)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present (2015-2018), Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2017-Present), Vice President (2012-2017), Manager (2015-Present), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Funds (2010-2018); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present); Director, RSW Investments Holdings LLC, (2019-Present); Manager, SSI Investment Management, LLC (2019-Present), Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present); Director, National Investment Services of America, LLC (2019-Present).

Samuel J. Silver (56)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present); Vice President, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Christina E. Sears (48)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Vice President, American Beacon Advisors, Inc. (2019-Present); Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Vice President, Resolute Investment Services, Inc. (2019-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer (2016-2019) and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Trustees and Officers of the American Beacon Select FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Sonia L. Bates (63)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present); Assistant Treasurer, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Shelley D. Abrahams (45)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present); Assistant Secretary, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Rebecca L. Harris (53)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present); Assistant Secretary, American Beacon Sound Point Alternative Lending Fund (2019-Present).

Teresa A. Oxford (61)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present); Assistant Secretary, American Beacon Sound Point Alternative Lending Fund (2019-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75. As of 11/7/17, the Board approved a waiver of the mandatory retirement policy with respect to Mr. Massman, who turned 75 in November 2018, to permit him to continue to serve on the Board as Chair Emeritus through 12/31/19. As of 1/1/2020 both Messrs. Feld and Massman retired from the Board.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

American Beacon Select FundsSM

Privacy Policy

December 31, 2019 (Unaudited)

The American Beacon Select Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP on a monthly basis. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov. The Forms N-MFP may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s daily portfolio holdings is also available at www.americanbeaconfunds.com the following business day.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Select Fund and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

AR 12/19

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code August 19, 2019 to disclose the addition of the American Beacon Sound Point Enhanced Income Fund, American Beacon Apollo Total Return Fund and American Beacon Sound Point Alternative Lending Fund and to disclose a change to limit the value of gifts received by the principal officer or financial officer to $100. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSR. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$37,797	12/31/2018
$38,562	12/31/2019

(b)

Audit-Related Fees	Fiscal Year Ended
$0	12/31/2018
$0	12/31/2019

(c)

Tax Fees	Fiscal Year Ended
$0	12/31/2018
$0	12/31/2019

(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2018
$0	12/31/2019

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

- to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

- to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

- to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

- to review the arrangements for and scope of the annual audit and any special audits; and

- to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$0	$409,769	N/A	12/31/2018
$0	$547,885	N/A	12/31/2019

(h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President American Beacon Select Funds Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Select Funds
Date: March 9, 2020

By /s/ Melinda G. Heika
Melinda G. Heika Treasurer American Beacon Select Funds Date: March 9, 2020